RELATED-PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2020
RELATED-PARTY TRANSACTIONS
16.	RELATED-PARTY TRANSACTIONS
The Group had the following balances and transactions with related parties:
The amounts due from related parties represent prepayments to certain investees for service fees related to student recruitment. The commission service fees related to student recruitment incurred for the year
s
ended September 30, 2019 and 2020 amounted to US$2,013 and US$1,938, respectively.
The amount
s
due to related part
ies
 represent accrued service fees to investee
s
for student recruitment
s
services incurred during the years ended September 30, 2019 and 2020. The total service fee incurred for the years ended September
 30, 2019 and 2020 amounted to US$7,499 and US$8,876
, respectively.